Consolidated Statements of Operations (Parenthetical) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012
Income Statement [Abstract]
Total other-than-temporary impairment net losses	$ 0	$ 0	$ 0	$ 7
Other-than-temporary impairment losses, portion in other comprehensive income (loss)	$ 0	$ (34)	$ 0	$ 81